UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN MUTUAL FUND

[photo of the eastern Lake Michigan shoreline from the sand dunes]

Semi-annual report for the six months ended April 30, 2005

American Mutual Fund(R) strives for the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):

Class A shares                                                               1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                                        +1.93%           +5.88%            +10.38%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of May 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 1.96%, which reflects a fee waiver (1.94% without the fee waiver). The fund's distribution rates for Class A shares as of that date was 1.61%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

[photo of a man and a boy walking along the beach]

FELLOW SHAREHOLDERS:

American Mutual Fund produced a total return of 3.5% for the six months ended April 30, 2005, essentially in line with the 3.3% return of its benchmark, the unmanaged Standard & Poor's 500 Composite Index. For the past 12 months, AMF's total return was 7.4% compared with 6.3% for the S&P 500.

Investors received income dividends totaling 23 cents a share and 5 cents per share in capital gain distributions during the past six months. In March, the fund increased its quarterly dividend to 12 cents per share from 11 cents. AMF's return assumes reinvestment of all income dividends and the capital gain distribution.

ECONOMIC REVIEW

We are in the fourth year of the economic recovery in the United States and growth has begun to slow a bit. Gross domestic product grew at an annual rate of 3.5% during the first quarter of 2005, down from an annual rate of 3.8% in the fourth quarter of 2004. Oil prices remained high during the past six months, which has had a negative impact on consumer discretionary spending. Inflation rose as companies passed higher energy and raw-material costs onto consumers. Recently, activity slowed somewhat across much of the economy, including corporate investment. Given all these factors, corporate profit growth has slowed in 2005 after very strong gains in the two previous years.

It is not unusual at this stage of an economic recovery to see these developments occur. In the past, interest rates have risen to mitigate the threat of inflation after a period of strong economic growth. The Federal Reserve Board raised its target for the federal funds rate to 3% on May 3. Despite the fact that this was the eighth quarter-percentage point increase in the past 12 months, longer term interest rates have not increased. Federal Reserve officials are puzzled over why the yield on the 10-year Treasury bond is lower than it was when the Fed started raising the federal funds rate in June 2004. Fed Chairman Alan Greenspan called the contrast between rising short-term rates and declining yields on longer term rates a "conundrum." We are similarly puzzled by this phenomenon and suspect it is likely to resolve itself in favor of higher long-term rates.

PORTFOLIO REVIEW

Since its inception more than 55 years ago, American Mutual Fund has sought the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy. The fund seeks to invest in established, well-managed companies that are reasonably priced and have a history of growing revenues and profits. To be eligible, they must also pay a dividend. Over the past two years, a growing number of large, well-managed companies have initiated regular dividend payments, giving the fund a wider array of investment choices. Microsoft, which initiated regular dividends in 2003, exemplifies this trend and is now owned in the portfolio.

The character of the portfolio has not changed significantly in the past six months with 85% of the portfolio invested in stocks and the rest essentially in short-term, fixed income securities -- nearly the same investment mix with which we began the fiscal year. We increased our holdings in industrials and health care by a small amount and slightly pared our energy holdings.

Our holdings in energy, health care and utilities helped the fund's results the most in the recent six-month period. Telecommunication services and financials detracted from results. A number of our investments in financial services stocks were impacted negatively by company-specific problems.

GOING FORWARD

As usual, some concerns remain. High oil prices, the situation in the Middle East and the large federal deficit combined with the U.S. trade imbalance, certainly create uncertainty. In addition, stock market volatility seems to be picking up after a long relatively quiet period. However, investors seem aware of these concerns, and common stock valuations seem well within their typical range.

We continue to invest based upon our research-driven approach, focusing on companies with sound prospects and attractive valuations. This approach has provided long-term investors in the fund with reasonable returns in the past, and we believe it will continue to do so in the future.

Cordially,

/s/ James K. Dunton                 /s/ Robert G. O'Donnell

James K. Dunton                     Robert G. O'Donnell
Chairman of the Board               President

June 3, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                            unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2005 (the most recent calendar quarter):

                                                                              1 year           5 years         Life of class
Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +2.25%           +5.97%            +7.38%(1)
Not reflecting CDSC                                                           +7.25%           +6.29%            +7.53%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +6.19%               --             +5.26%(2)
Not reflecting CDSC                                                           +7.19%               --             +5.26%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +8.02%               --             +6.04%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                         +1.79%               --             +4.67%(4)
Not reflecting maximum sales charge                                           +8.00%               --             +6.68%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +2.06%               --             +4.86%(4)
Not reflecting CDSC                                                           +7.06%               --             +5.73%(4)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +6.08%               --             +5.41%(5)
Not reflecting CDSC                                                           +7.08%               --             +5.41%(5)

Class 529-E shares(3)                                                         +7.61%               --             +4.09%(6)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +7.89%               --            +13.04%(7)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) From February 19, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) From February 20, 2002, when Class 529-C shares were first sold.
(6) From March 7, 2002, when Class 529-E shares were first sold.
(7) From September 17, 2002, when Class 529-F shares were first sold.


Summary investment portfolio, April 30, 2005                          unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
                                                             percent
                                                              of net
Industry sector diversification                               assets

Financials                                                     17.16 %
Industrials                                                     9.81
Health care                                                     9.71
Consumer discretionary                                          8.08
Energy                                                          8.07
Convertible securities                                           .86
Bonds & notes                                                   1.36
Other industries                                               31.03
Cash & equivalents                                             13.92
[end pie chart]

                                                                                         Shares       Market       Percent
                                                                                                       value        of net
Common stocks  - 83.86%                                                                                (000)        assets

Energy  - 8.07%
ChevronTexaco Corp.                                                                   2,938,900   $  152,823         1.01%
ConocoPhillips                                                                        1,566,589      164,257          1.09
Exxon Mobil Corp.                                                                     3,335,000      190,195          1.26
Marathon Oil Corp.                                                                    4,200,000      195,594          1.29
Sunoco, Inc.                                                                          1,468,100      145,724           .96
Unocal Corp.                                                                          2,580,400      140,761           .93
Other securities                                                                                     230,877          1.53
                                                                                                   1,220,231          8.07


Materials  - 4.63%
MeadWestvaco Corp.                                                                    4,588,000      135,117           .89
Other securities                                                                                     565,635          3.74
                                                                                                     700,752          4.63


Industrials  - 9.81%
General Electric Co.                                                                  8,351,000      302,306          2.00
Norfolk Southern Corp.                                                                5,606,500      176,044          1.16
Tyco International Ltd.                                                               4,500,000      140,895           .93
United Technologies Corp.                                                             1,500,000      152,580          1.01
Other securities                                                                                     711,813          4.71
                                                                                                   1,483,638          9.81


Consumer discretionary  - 8.08%
Clear Channel Communications, Inc.                                                    4,000,000      127,760           .84
General Motors Corp.                                                                  6,055,000      161,547          1.07
Magna International Inc., Class A                                                     1,780,000      108,811           .72
TJX Companies, Inc.                                                                   5,850,000      132,503           .88
Other securities                                                                                     692,396          4.57
                                                                                                   1,223,017          8.08


Consumer staples  - 4.25%
Coca-Cola Co.                                                                         3,050,000      132,492           .87
H.J. Heinz Co.                                                                        3,350,000      123,448           .82
Wal-Mart Stores, Inc.                                                                 1,050,000       49,497           .33
Other securities                                                                                     337,458          2.23
                                                                                                     642,895          4.25


Health care  - 9.71%
Abbott Laboratories                                                                   5,300,000      260,548          1.72
Bristol-Myers Squibb Co.                                                              7,857,200      204,287          1.35
Eli Lilly and Co.                                                                     4,105,000      240,019          1.59
Johnson & Johnson                                                                     1,650,000      113,239           .75
Merck & Co., Inc.                                                                     4,450,000      150,855          1.00
Pfizer Inc                                                                            3,308,100       89,881           .59
Wyeth                                                                                 3,598,000      161,694          1.07
Other securities                                                                                     249,148          1.64
                                                                                                   1,469,671          9.71


Financials  - 17.16%
American International Group, Inc.                                                    2,829,000      143,855           .95
Bank of America Corp.                                                                 4,637,652      208,880          1.38
Citigroup Inc.                                                                        6,210,000      291,622          1.93
Fannie Mae                                                                            4,435,000      239,268          1.58
Freddie Mac                                                                           3,000,000      184,560          1.22
J.P. Morgan Chase & Co.                                                               5,446,000      193,279          1.28
St. Paul Travelers Companies, Inc.                                                    4,950,000      177,210          1.17
SunTrust Banks, Inc.                                                                  1,475,000      107,424           .71
UnumProvident Corp.                                                                   7,900,000      132,088           .87
Washington Mutual, Inc.                                                               3,300,000      136,356           .90
Other securities                                                                                     781,042          5.17
                                                                                                   2,595,584         17.16


Information technology  - 7.53%
Hewlett-Packard Co.                                                                  13,000,000      266,110          1.76
International Business Machines Corp.                                                 3,335,000      254,727          1.68
Microchip Technology Inc.                                                             4,000,000      113,920           .75
Microsoft Corp.                                                                       6,385,000      161,541          1.07
Other securities                                                                                     342,558          2.27
                                                                                                   1,138,856          7.53


Telecommunication services  - 5.69%
AT&T Corp.                                                                            7,434,600      142,224           .94
BellSouth Corp.                                                                       9,300,000      246,357          1.63
SBC Communications Inc.                                                               6,000,000      142,800           .94
Sprint Corp.                                                                          7,707,000      171,558          1.13
Other securities                                                                                     157,200          1.05
                                                                                                     860,139          5.69


Utilities  - 5.82%
American Electric Power Co., Inc.                                                     3,700,000      130,314           .86
Duke Energy Corp.                                                                     4,800,000      140,112           .92
Exelon Corp.                                                                          2,348,400      116,246           .77
Other securities                                                                                     494,557          3.27
                                                                                                     881,229          5.82


Miscellaneous  -  3.11%
Other common stocks in initial period of acquisition                                                 469,845          3.11


Total common stocks (cost: $10,617,730,000)                                                       12,685,857         83.86



                                                                               Principal amount
Convertible securities  - 0.86%                                                           (000)

Industrials  - 0.10%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023               $10,000       14,725           .10

Consumer discretionary  -  0.19%
Other securities                                                                                      29,463           .19

Health care  -  0.09%
Other securities                                                                                      13,925           .09

Financials  -  0.26%
Other securities                                                                                      38,449           .26

Utilities  -  0.22%
Other securities                                                                                      33,708           .22


Total convertible securities (cost: $136,634,000)                                                    130,270           .86



Bonds & notes  - 1.36%

Utilities  -  0.07%
Other securities                                                                                      10,159           .07

Mortgage-backed obligations  - 0.05%
Fannie Mae 6.00% 2017 (1)                                                                 7,780        8,070           .05

Government & government agency bonds & notes  - 1.24%
Fannie Mae 6.00% 2005                                                                   160,000      162,456
Fannie Mae 5.00% 2007                                                                    25,000       25,483          1.24
                                                                                                     187,939          1.24


Total bonds & notes (cost: $204,187,000)                                                             206,168          1.36



Short-term securities  - 13.48%

Bank of America Corp. 2.73%-2.97% due 5/4-6/28/2005                                     108,800      108,566           .72
BellSouth Corp. 2.78%-2.81% due 5/3-5/17/2005 (2)                                        46,000       45,958           .30
CAFCO, LLC 2.82%-2.96% due 5/13-6/14/2005 (2)                                            97,500       97,313           .64
Coca-Cola Co. 2.83%-2.90% due 5/27-6/17/2005                                             80,600       80,371           .53
DuPont (E.I.) de Nemours & Co. 2.82%-2.92% due 5/25-6/17/2005                           111,500      111,191           .74
Exxon Project Investment Corp. 2.92% due 6/3/2005 (2)                                    17,500       17,452           .12
Federal Home Loan Bank 2.64%-2.92% due 5/6-7/5/2005                                     197,480      196,929          1.30
Freddie Mac 2.63%-2.94% due 5/2-6/30/2005                                               181,900      181,364          1.20
General Electric Capital Corp. 2.93%-2.97% due 6/3-6/14/2005                             51,200       51,031           .34
International Business Machines Corp. 2.805% due 5/26/2005                               50,000       49,899           .33
International Lease Finance Corp. 2.97% due 6/7/2005                                     50,000       49,843           .33
Park Avenue Receivables Co., LLC 2.92% due 5/20/2005 (2)                                 25,600       25,558
Preferred Receivables Funding Corp. 2.86% due 5/13/2005 (2)                              18,900       18,881           .29
Pfizer Inc 2.76%-2.93% due 5/16-5/26/2005 (2)                                            70,815       70,696           .47
Three Pillars Funding, LLC 2.85%-2.98% due 5/9-5/25/2005 (2)                            112,200      112,022           .74
Wal-Mart Stores Inc. 2.75%-2.88% due 5/10-6/1/2005 (2)                                  131,680      131,426           .87
Other securities                                                                                     689,740          4.56

Total short-term securities (cost: $2,038,211,000)                                                 2,038,240         13.48

Total investment securities (cost: $12,996,762,000)                                               15,060,535         99.56

Other assets less liabilities                                                                         66,463           .44

Net assets                                                                                       $15,126,998       100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted securities that can be resold only to institutional investors.
    In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $842,978,000, which represented 5.57% of the net assets of the fund.


See Notes to Financial Statements


Financial statements

Statement of assets and liabilities                                  unaudited
at April 30, 2005                            (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market (cost: $12,996,762)                                                                $15,060,535
 Cash                                                                                                                       121
 Receivables for:
  Sales of investments                                                                     $52,438
  Sales of fund's shares                                                                    30,863
  Dividends and interest                                                                    31,569                      114,870
                                                                                                                     15,175,526
Liabilities:
 Payables for:
  Purchases of investments                                                                  27,656
  Repurchases of fund's shares                                                               9,766
  Investment advisory services                                                               2,995
  Services provided by affiliates                                                            6,493
  Deferred Directors' compensation                                                           1,593
  Other fees and expenses                                                                       25                       48,528
Net assets at April 30, 2005                                                                                        $15,126,998

Net assets consist of:
 Capital paid in on shares of capital stock                                                                         $12,727,034
 Undistributed net investment income                                                                                     53,194
 Undistributed net realized gain                                                                                        282,997
 Net unrealized appreciation                                                                                          2,063,773
Net assets at April 30, 2005                                                                                        $15,126,998

Total authorized capital stock - 750,000 shares, $0.001 par value (588,934 total shares outstanding)

                                                                                                       Net asset value
                                                         Net assets        Shares outstanding            per share (1)

Class A                                                 $13,008,708                   506,104                   $25.70
Class B                                                     554,785                    21,718                    25.55
Class C                                                     596,678                    23,396                    25.50
Class F                                                     388,234                    15,139                    25.64
Class 529-A                                                 126,668                     4,934                    25.67
Class 529-B                                                  28,736                     1,123                    25.60
Class 529-C                                                  41,010                     1,602                    25.60
Class 529-E                                                   6,799                       265                    25.62
Class 529-F                                                   2,367                        92                    25.69
Class R-1                                                    12,610                       493                    25.57
Class R-2                                                    84,039                     3,290                    25.54
Class R-3                                                   149,402                     5,836                    25.60
Class R-4                                                    44,344                     1,728                    25.66
Class R-5                                                    82,618                     3,214                    25.71

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $27.27 and $27.24, respectively.

See Notes to Financial Statements


Statement of operations                                              unaudited
for the six months ended April 30, 2005                 (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $203)                                                             $165,335
  Interest                                                                             27,380                     $192,715

 Fees and expenses:
  Investment advisory services                                                         19,797
  Distribution services                                                                21,207
  Transfer agent services                                                               5,141
  Administrative services                                                               1,467
  Reports to shareholders                                                                 278
  Registration statement and prospectus                                                   582
  Postage, stationery and supplies                                                        662
  Directors' compensation                                                                 253
  Auditing and legal                                                                       55
  Custodian                                                                                52
  State and local taxes                                                                   133
  Other                                                                                   105
  Total expenses before reimbursements/waivers                                         49,732
   Reimbursement/waiver of expenses                                                     1,234                       48,498
 Net investment income                                                                                             144,217

Net realized gain and unrealized
 appreciation on investments:
  Net realized gain on investments                                                    318,769
  Net unrealized appreciation on investments                                           10,334
   Net realized gain and
    unrealized appreciation
    on investments                                                                                                 329,103
Net increase in net assets resulting
 from operations                                                                                                  $473,320


See Notes to Financial Statements




Statement of changes in net assets                      (dollars in thousands)

                                                                                   Six months                   Year ended
                                                                              ended April 30,                  October 31,
                                                                                        2005*                         2004
Operations:
 Net investment income                                                               $144,217                     $236,159
 Net realized gain on investments                                                     318,769                          782
 Net unrealized appreciation on investments                                            10,334                      971,758
  Net increase in net assets
   resulting from operations                                                          473,320                    1,208,699

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                (125,182)                    (224,102)
 Distributions from net realized gain
  on investments                                                                      (27,858)                     (42,043)
   Total dividends and distributions paid
    to shareholders                                                                  (153,040)                    (266,145)

Capital share transactions                                                            994,594                    2,178,397

Total increase in net assets                                                        1,314,874                    3,120,951

Net assets:
 Beginning of year                                                                 13,812,124                   10,691,173
 End of period (including undistributed
  net investment income: $53,194 and $34,159, respectively)                       $15,126,998                  $13,812,124

*Unaudited

See Notes to Financial Statements



Notes to financial statements                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2.        FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2005, the cost of investment securities for federal income tax purposes was $13,003,471,000.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                           $54,789
Accumulated short-term capital losses                                                                            (334)
Undistributed long-term capital gains                                                                         290,784
Gross unrealized appreciation on investment securities                                                      2,494,825
Gross unrealized depreciation on investment securities                                                       (437,761)
Net unrealized appreciation on investment securities                                                        2,057,064

During the six months ended April 30, 2005, the fund realized, on a tax basis, a net capital gain of $318,308,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                                       Six months ended April 30, 2005
                                                     Ordinary income       Long-term capital gains       Total distributions paid
Share class
Class A                                                    $ 113,194                      $ 24,216                      $ 137,410
Class B                                                        2,667                         1,015                          3,682
Class C                                                        2,598                         1,035                          3,633
Class F                                                        3,065                           672                          3,737
Class 529-A                                                      937                           204                          1,141
Class 529-B                                                      108                            50                            158
Class 529-C                                                      154                            68                            222
Class 529-E                                                       41                            11                             52
Class 529-F                                                       16                             4                             20
Class R-1                                                         55                            21                             76
Class R-2                                                        360                           133                            493
Class R-3                                                        916                           230                          1,146
Class R-4                                                        342                            75                            417
Class R-5                                                        729                           124                            853
Total                                                      $ 125,182                      $ 27,858                      $ 153,040


                                                                         Year ended October 31, 2004
                                                  Ordinary income            Long-term capital gains     Total distributions paid
Share class
Class A                                                 $ 206,064                           $ 38,064                    $ 244,128
Class B                                                     4,617                              1,279                        5,896
Class C                                                     4,073                              1,110                        5,183
Class F                                                     4,386                                683                        5,069
Class 529-A                                                 1,349                                212                        1,561
Class 529-B                                                   180                                 57                          237
Class 529-C                                                   234                                 69                          303
Class 529-E                                                    62                                 12                           74
Class 529-F                                                    20                                  3                           23
Class R-1                                                      53                                 16                           69
Class R-2                                                     517                                133                          650
Class R-3                                                     952                                142                        1,094
Class R-4                                                     391                                 63                          454
Class R-5                                                   1,204                                200                        1,404
Total                                                   $ 224,102                           $ 42,043                    $ 266,145


3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.230% on such assets in excess of $13 billion. The Board of Directors approved an amended agreement effective April 1, 2005, continuing the series of rates to include an additional annual rate of 0.225% on month-end net assets in excess of $21 billion. During the six months ended April 30, 2005, CRMC reduced investment advisory services fees by $1,156,000. As a result, the fee shown on the accompanying financial statements of $19,797,000, which was equivalent to an annualized rate of 0.268%, was reduced to $18,641,000, or 0.253% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended April 30, 2005, CRMC agreed to pay a portion of these fees for Class R-2. For the six months ended April 30, 2005, the total fees paid by CRMC were $78,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended April 30, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $14,094          $4,893         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          2,681             248          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          2,800          Included             $420                $58            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           458           Included              275                 21            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         107           Included              86                  7                  $57
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         136           Included              20                  6                   14
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         189           Included              28                  6                   19
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         16            Included               5                  -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          3            Included               2                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           58           Included               9                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          284           Included              57                 179            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          331           Included              99                 21             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           50           Included              30                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5        Not             Included              38                  1             Not applicable
                         applicable             in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $21,207          $5,141             $1,069              $304                 $94
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $253,000, shown on the accompanying financial statements, includes $141,000 in current fees (either paid in cash or deferred) and a net increase of $112,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                        Sales(1)                            dividends and distributions
                                                            Amount           Shares                        Amount           Shares
Six months ended April 30, 2005
Class A                                                $ 1,190,014           45,671                     $ 126,115            4,835
Class B                                                     66,982            2,587                         3,506              135
Class C                                                    123,792            4,786                         3,313              128
Class F                                                     94,528            3,634                         3,349              129
Class 529-A                                                 28,880            1,108                         1,141               44
Class 529-B                                                  4,009              154                           159                6
Class 529-C                                                  8,421              324                           222                8
Class 529-E                                                  1,212               46                            52                2
Class 529-F                                                    596               23                            20                1
Class R-1                                                    3,705              143                            76                3
Class R-2                                                   28,528            1,102                           493               19
Class R-3                                                   44,500            1,715                         1,129               44
Class R-4                                                   18,420              708                           417               16
Class R-5                                                   26,284            1,001                           535               20
Total net increase
   (decrease)                                          $ 1,639,871           63,002                     $ 140,527            5,390

Year ended October 31, 2004
Class A                                                $ 2,249,778           91,778                     $ 223,459            9,214
Class B                                                    179,897            7,391                         5,661              236
Class C                                                    245,538           10,093                         4,919              204
Class F                                                    184,317            7,536                         4,602              189
Class 529-A                                                 44,044            1,801                         1,561               64
Class 529-B                                                  9,686              398                           237               10
Class 529-C                                                 16,215              664                           303               13
Class 529-E                                                  2,434              100                            75                3
Class 529-F                                                  1,058               43                            23                1
Class R-1                                                    7,582              307                            69                3
Class R-2                                                   35,768            1,465                           649               27
Class R-3                                                   87,583            3,572                         1,080               44
Class R-4                                                   21,888              891                           453               19
Class R-5                                                   14,855              606                           786               32
Total net increase
   (decrease)                                          $ 3,100,643          126,645                     $ 243,877           10,059




Share class                                                     Repurchases(1)                                    Net increase
                                                             Amount         Shares                         Amount           Shares
Six months ended April 30, 2005
Class A                                                  $ (633,233)       (24,292)                     $ 682,896           26,214
Class B                                                     (24,357)          (940)                        46,131            1,782
Class C                                                     (41,341)        (1,599)                        85,764            3,315
Class F                                                     (40,815)        (1,567)                        57,062            2,196
Class 529-A                                                  (4,070)          (156)                        25,951              996
Class 529-B                                                    (501)           (19)                         3,667              141
Class 529-C                                                  (1,391)           (53)                         7,252              279
Class 529-E                                                    (131)            (5)                         1,133               43
Class 529-F                                                     (79)            (3)                           537               21
Class R-1                                                    (1,473)           (57)                         2,308               89
Class R-2                                                   (10,625)          (410)                        18,396              711
Class R-3                                                   (11,053)          (426)                        34,576            1,333
Class R-4                                                    (9,744)          (375)                         9,093              349
Class R-5                                                    (6,991)          (268)                        19,828              753
Total net increase
   (decrease)                                            $ (785,804)       (30,170)                     $ 994,594           38,222

Year ended October 31, 2004
Class A                                                  $ (991,735)       (40,523)                   $ 1,481,502           60,469
Class B                                                     (33,058)        (1,357)                       152,500            6,270
Class C                                                     (44,390)        (1,822)                       206,067            8,475
Class F                                                     (54,526)        (2,245)                       134,393            5,480
Class 529-A                                                  (3,580)          (146)                        42,025            1,719
Class 529-B                                                    (680)           (28)                         9,243              380
Class 529-C                                                  (1,648)           (67)                        14,870              610
Class 529-E                                                    (280)           (12)                         2,229               91
Class 529-F                                                     (55)            (2)                         1,026               42
Class R-1                                                    (1,822)           (75)                         5,829              235
Class R-2                                                    (7,664)          (314)                        28,753            1,178
Class R-3                                                   (11,818)          (484)                        76,845            3,132
Class R-4                                                    (4,981)          (203)                        17,360              707
Class R-5                                                    (9,886)          (407)                         5,755              231
Total net increase
   (decrease)                                          $ (1,166,123)       (47,685)                   $ 2,178,397           89,019

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,074,276,000 and $1,468,076,000, respectively, during the six months ended April 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2005, the custodian fee of $52,000, shown on the accompanying financial statements, includes $6,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                          Income (loss) from investment operations (2)
                                                                                                   Net
                                                             Net asset                   gains (losses)
                                                                value,              Net   on securities   Total from
                                                             beginning       investment  (both realized   investment
                                                             of period           income  and unrealized)  operations
Class A:
 Six months ended 4/30/2005 (5)                                 $25.10             $.26         $.62            $.88
 Year ended 10/31/2004                                           23.17              .48         2.00            2.48
 Year ended 10/31/2003                                           20.20              .49         3.31            3.80
 Year ended 10/31/2002                                           23.22              .49        (2.29)          (1.80)
 Year ended 10/31/2001                                           24.36              .65          .19             .84
 Year ended 10/31/2000                                           30.09              .80         (.74)            .06
Class B:
 Six months ended 4/30/2005 (5)                                  24.94              .16          .63             .79
 Year ended 10/31/2004                                           23.04              .29         1.98            2.27
 Year ended 10/31/2003                                           20.11              .32         3.28            3.60
 Year ended 10/31/2002                                           23.13              .32        (2.28)          (1.96)
 Year ended 10/31/2001                                           24.30              .44          .21             .65
 Period from 3/15/2000 to 10/31/2000                             21.78              .37         2.46            2.83
Class C:
 Six months ended 4/30/2005 (5)                                  24.90              .15          .62             .77
 Year ended 10/31/2004                                           23.01              .27         1.97            2.24
 Year ended 10/31/2003                                           20.09              .30         3.28            3.58
 Year ended 10/31/2002                                           23.12              .30        (2.28)          (1.98)
 Period from 3/15/2001 to 10/31/2001                             23.48              .24         (.35)           (.11)
Class F:
 Six months ended 4/30/2005 (5)                                  25.04              .25          .62             .87
 Year ended 10/31/2004                                           23.12              .45         2.00            2.45
 Year ended 10/31/2003                                           20.17              .46         3.30            3.76
 Year ended 10/31/2002                                           23.20              .47        (2.30)          (1.83)
 Period from 3/15/2001 to 10/31/2001                             23.54              .34         (.35)           (.01)
Class 529-A:
 Six months ended 4/30/2005 (5)                                  25.07              .24          .62             .86
 Year ended 10/31/2004                                           23.15              .45         2.00            2.45
 Year ended 10/31/2003                                           20.20              .47         3.31            3.78
 Period from 2/19/2002 to 10/31/2002                             23.31              .34        (3.07)          (2.73)
Class 529-B:
 Six months ended 4/30/2005 (5)                                  25.00              .13          .62             .75
 Year ended 10/31/2004                                           23.09              .24         1.99            2.23
 Year ended 10/31/2003                                           20.16              .27         3.30            3.57
 Period from 2/19/2002 to 10/31/2002                             23.31              .20        (3.06)          (2.86)
Class 529-C:
 Six months ended 4/30/2005 (5)                                  25.00              .13          .63             .76
 Year ended 10/31/2004                                           23.09              .24         1.99            2.23
 Year ended 10/31/2003                                           20.16              .27         3.30            3.57
 Period from 2/20/2002 to 10/31/2002                             23.54              .21        (3.30)          (3.09)
Class 529-E:
 Six months ended 4/30/2005 (5)                                  25.02              .20          .62             .82
 Year ended 10/31/2004                                           23.10              .37         1.99            2.36
 Year ended 10/31/2003                                           20.16              .38         3.30            3.68
 Period from 3/7/2002 to 10/31/2002                              24.93              .27        (4.67)          (4.40)
Class 529-F:
 Six months ended 4/30/2005 (5)                                  25.08              .23          .63             .86
 Year ended 10/31/2004                                           23.16              .43         2.00            2.43
 Year ended 10/31/2003                                           20.22              .43         3.32            3.75
 Period from 9/17/2002 to 10/31/2002                             20.63              .05         (.34)           (.29)




Financial highlights  (1)                                          (continued)

                                                                           Income (loss) from investment operations (2)
                                                                                                 Net
                                                             Net asset                     gains(losses)
                                                                value,              Net   on securities   Total from
                                                             beginning       investment  (both realized   investment
                                                             of period           income  and unrealized)  operations
Class R-1:
 Six months ended 4/30/2005 (5)                                 $24.97             $.15         $.62            $.77
 Year ended 10/31/2004                                           23.06              .26         1.99            2.25
 Year ended 10/31/2003                                           20.17              .26         3.33            3.59
 Period from 6/11/2002 to 10/31/2002                             23.56              .12        (3.29)          (3.17)
Class R-2:
 Six months ended 4/30/2005 (5)                                  24.95              .15          .61             .76
 Year ended 10/31/2004                                           23.05              .27         1.99            2.26
 Year ended 10/31/2003                                           20.17              .29         3.28            3.57
 Period from 5/31/2002 to 10/31/2002                             24.35              .14        (4.10)          (3.96)
Class R-3:
 Six months ended 4/30/2005 (5)                                  25.00              .21          .62             .83
 Year ended 10/31/2004                                           23.09              .37         1.99            2.36
 Year ended 10/31/2003                                           20.18              .37         3.30            3.67
 Period from 6/6/2002 to 10/31/2002                              23.70              .17        (3.44)          (3.27)
Class R-4:
 Six months ended 4/30/2005 (5)                                  25.06              .25          .62             .87
 Year ended 10/31/2004                                           23.14              .46         1.99            2.45
 Year ended 10/31/2003                                           20.19              .44         3.32            3.76
 Period from 6/27/2002 to 10/31/2002                             22.95              .17        (2.79)          (2.62)
Class R-5:
 Six months ended 4/30/2005 (5)                                  25.10              .29          .63             .92
 Year ended 10/31/2004                                           23.17              .53         2.00            2.53
 Year ended 10/31/2003                                           20.21              .54         3.29            3.83
 Period from 5/15/2002 to 10/31/2002                             24.66              .26        (4.43)          (4.17)



Financial highlights (1)

                                                                       Dividends and distributions

                                                              Dividends
                                                              (from net   Distributions          Total     Net asset
                                                             investment   (from capital  dividends and    value, end
                                                                income)       gains)    distributions     of period
Class A:
 Six months ended 4/30/2005 (5)                                  $(.23)       $(.05)            $(.28)       $25.70
 Year ended 10/31/2004                                            (.46)        (.09)             (.55)        25.10
 Year ended 10/31/2003                                            (.52)        (.31)             (.83)        23.17
 Year ended 10/31/2002                                            (.57)        (.65)            (1.22)        20.20
 Year ended 10/31/2001                                            (.72)       (1.26)            (1.98)        23.22
 Year ended 10/31/2000                                            (.74)       (5.05)            (5.79)        24.36
Class B:
 Six months ended 4/30/2005 (5)                                   (.13)        (.05)             (.18)        25.55
 Year ended 10/31/2004                                            (.28)        (.09)             (.37)        24.94
 Year ended 10/31/2003                                            (.36)        (.31)             (.67)        23.04
 Year ended 10/31/2002                                            (.41)        (.65)            (1.06)        20.11
 Year ended 10/31/2001                                            (.56)       (1.26)            (1.82)        23.13
 Period from 3/15/2000 to 10/31/2000                              (.31)           -              (.31)        24.30
Class C:
 Six months ended 4/30/2005 (5)                                   (.12)        (.05)             (.17)        25.50
 Year ended 10/31/2004                                            (.26)        (.09)             (.35)        24.90
 Year ended 10/31/2003                                            (.35)        (.31)             (.66)        23.01
 Year ended 10/31/2002                                            (.40)        (.65)            (1.05)        20.09
 Period from 3/15/2001 to 10/31/2001                              (.25)           -              (.25)        23.12
Class F:
 Six months ended 4/30/2005 (5)                                   (.22)        (.05)             (.27)        25.64
 Year ended 10/31/2004                                            (.44)        (.09)             (.53)        25.04
 Year ended 10/31/2003                                            (.50)        (.31)             (.81)        23.12
 Year ended 10/31/2002                                            (.55)        (.65)            (1.20)        20.17
 Period from 3/15/2001 to 10/31/2001                              (.33)           -              (.33)        23.20
Class 529-A:
 Six months ended 4/30/2005 (5)                                   (.21)        (.05)             (.26)        25.67
 Year ended 10/31/2004                                            (.44)        (.09)             (.53)        25.07
 Year ended 10/31/2003                                            (.52)        (.31)             (.83)        23.15
 Period from 2/19/2002 to 10/31/2002                              (.38)           -              (.38)        20.20
Class 529-B:
 Six months ended 4/30/2005 (5)                                   (.10)        (.05)             (.15)        25.60
 Year ended 10/31/2004                                            (.23)        (.09)             (.32)        25.00
 Year ended 10/31/2003                                            (.33)        (.31)             (.64)        23.09
 Period from 2/19/2002 to 10/31/2002                              (.29)           -              (.29)        20.16
Class 529-C:
 Six months ended 4/30/2005 (5)                                   (.11)        (.05)             (.16)        25.60
 Year ended 10/31/2004                                            (.23)        (.09)             (.32)        25.00
 Year ended 10/31/2003                                            (.33)        (.31)             (.64)        23.09
 Period from 2/20/2002 to 10/31/2002                              (.29)           -              (.29)        20.16
Class 529-E:
 Six months ended 4/30/2005 (5)                                   (.17)        (.05)             (.22)        25.62
 Year ended 10/31/2004                                            (.35)        (.09)             (.44)        25.02
 Year ended 10/31/2003                                            (.43)        (.31)             (.74)        23.10
 Period from 3/7/2002 to 10/31/2002                               (.37)           -              (.37)        20.16
Class 529-F:
 Six months ended 4/30/2005 (5)                                   (.20)        (.05)             (.25)        25.69
 Year ended 10/31/2004                                            (.42)        (.09)             (.51)        25.08
 Year ended 10/31/2003                                            (.50)        (.31)             (.81)        23.16
 Period from 9/17/2002 to 10/31/2002                              (.12)           -              (.12)        20.22




Financial highlights  (1)                                           (continued)

                                                                    Dividends and distributions

                                                              Dividends
                                                              (from net    Distributions          Total     Net asset
                                                             investment    (from capital  dividends and    value, end
                                                                income)        gains)    distributions     of period
Class R-1:
 Six months ended 4/30/2005 (5)                                  $(.12)        $(.05)            $(.17)       $25.57
 Year ended 10/31/2004                                            (.25)         (.09)             (.34)        24.97
 Year ended 10/31/2003                                            (.39)         (.31)             (.70)        23.06
 Period from 6/11/2002 to 10/31/2002                              (.22)            -              (.22)        20.17
Class R-2:
 Six months ended 4/30/2005 (5)                                   (.12)         (.05)             (.17)        25.54
 Year ended 10/31/2004                                            (.27)         (.09)             (.36)        24.95
 Year ended 10/31/2003                                            (.38)         (.31)             (.69)        23.05
 Period from 5/31/2002 to 10/31/2002                              (.22)            -              (.22)        20.17
Class R-3:
 Six months ended 4/30/2005 (5)                                   (.18)         (.05)             (.23)        25.60
 Year ended 10/31/2004                                            (.36)         (.09)             (.45)        25.00
 Year ended 10/31/2003                                            (.45)         (.31)             (.76)        23.09
 Period from 6/6/2002 to 10/31/2002                               (.25)            -              (.25)        20.18
Class R-4:
 Six months ended 4/30/2005 (5)                                   (.22)         (.05)             (.27)        25.66
 Year ended 10/31/2004                                            (.44)         (.09)             (.53)        25.06
 Year ended 10/31/2003                                            (.50)         (.31)             (.81)        23.14
 Period from 6/27/2002 to 10/31/2002                              (.14)            -              (.14)        20.19
Class R-5:
 Six months ended 4/30/2005 (5)                                   (.26)         (.05)             (.31)        25.71
 Year ended 10/31/2004                                            (.51)         (.09)             (.60)        25.10
 Year ended 10/31/2003                                            (.56)         (.31)             (.87)        23.17
 Period from 5/15/2002 to 10/31/2002                              (.28)            -              (.28)        20.21



Financial highlights (1)

                                                                           Ratio of expenses   Ratio of expenses
                                                                             to average net      to average net         Ratio of
                                                              Net assets,     assets before        assets after       net income
                                                     Total   end of period  reimbursements/     reimbursements/       to average
                                                return (3)   (in millions)         waivers         waivers (4)        net assets
Class A:
 Six months ended 4/30/2005 (5)                      3.49%        $13,009              .59% (6)          .58% (6)       2.03% (6)
 Year ended 10/31/2004                              10.81         12,044               .60               .60            1.97
 Year ended 10/31/2003                              19.31          9,716               .62               .62            2.32
 Year ended 10/31/2002                              (8.42)         7,782               .60               .60            2.15
 Year ended 10/31/2001                               3.71          8,399               .59               .59            2.68
 Year ended 10/31/2000                               1.21          8,343               .59               .59            3.29
Class B:
 Six months ended 4/30/2005 (5)                      3.15            555              1.39 (6)          1.37 (6)        1.24 (6)
 Year ended 10/31/2004                               9.92            497              1.39              1.39            1.18
 Year ended 10/31/2003                              18.32            315              1.41              1.41            1.49
 Year ended 10/31/2002                              (9.11)           156              1.40              1.40            1.40
 Year ended 10/31/2001                               2.88             59              1.38              1.38            1.80
 Period from 3/15/2000 to 10/31/2000                13.07             10              1.38 (6)          1.38 (6)        2.33 (6)
Class C:
 Six months ended 4/30/2005 (5)                      3.08            597              1.47 (6)          1.45 (6)        1.15 (6)
 Year ended 10/31/2004                               9.82            500              1.47              1.46            1.09
 Year ended 10/31/2003                              18.23            267              1.49              1.49            1.39
 Year ended 10/31/2002                              (9.20)           107              1.48              1.48            1.34
 Period from 3/15/2001 to 10/31/2001                 (.48)            28              1.48 (6)          1.48 (6)        1.64 (6)
Class F:
 Six months ended 4/30/2005 (5)                      3.45            388               .70 (6)           .69 (6)        1.92 (6)
 Year ended 10/31/2004                              10.70            324               .70               .70            1.86
 Year ended 10/31/2003                              19.14            172               .72               .72            2.14
 Year ended 10/31/2002                              (8.57)            54               .75               .75            2.08
 Period from 3/15/2001 to 10/31/2001                 (.05)            12               .76 (6)           .76 (6)        2.30 (6)
Class 529-A:
 Six months ended 4/30/2005 (5)                      3.43            127               .75 (6)           .73 (6)        1.87 (6)
 Year ended 10/31/2004                              10.70             99               .71               .71            1.85
 Year ended 10/31/2003                              19.19             51               .67               .67            2.22
 Period from 2/19/2002 to 10/31/2002               (11.88)            19               .70 (6)           .70 (6)        2.25 (6)
Class 529-B:
 Six months ended 4/30/2005 (5)                      3.00             29              1.59 (6)          1.57 (6)        1.03 (6)
 Year ended 10/31/2004                               9.72             24              1.59              1.59             .97
 Year ended 10/31/2003                              18.07             14              1.61              1.61            1.27
 Period from 2/19/2002 to 10/31/2002               (12.40)             5              1.60 (6)          1.60 (6)        1.36 (6)
Class 529-C:
 Six months ended 4/30/2005 (5)                      3.01             41              1.58 (6)          1.57 (6)        1.04 (6)
 Year ended 10/31/2004                               9.74             33              1.58              1.58             .98
 Year ended 10/31/2003                              18.09             16              1.60              1.60            1.28
 Period from 2/20/2002 to 10/31/2002               (13.25)             6              1.59 (6)          1.59 (6)        1.38 (6)
Class 529-E:
 Six months ended 4/30/2005 (5)                      3.27              7              1.06 (6)          1.04 (6)        1.56 (6)
 Year ended 10/31/2004                              10.32              6              1.06              1.06            1.50
 Year ended 10/31/2003                              18.72              3              1.07              1.07            1.80
 Period from 3/7/2002 to 10/31/2002                (17.78)             1              1.05 (6)          1.05 (6)        1.95 (6)
Class 529-F:
 Six months ended 4/30/2005 (5)                      3.43              2               .81 (6)           .79 (6)        1.81 (6)
 Year ended 10/31/2004                              10.58              2               .81               .80            1.75
 Year ended 10/31/2003                              19.03              1               .82               .82            1.99
 Period from 9/17/2002 to 10/31/2002                (1.42)             - (7)           .09               .09             .26




Financial highlights  (1)                                         (continued)


                                                                           Ratio of expenses  Ratio of expenses
                                                                              to average net     to average net        Ratio of
                                                               Net assets,     assets before       assets after      net income
                                                     Total   end of period   reimbursements/     reimbursements/     to average
                                                   return    (in millions)         waivers           waivers (4)     net assets
Class R-1:
 Six months ended 4/30/2005 (5)                     3.08%            $12             1.48% (6)         1.47% (6)       1.14% (6)
 Year ended 10/31/2004                               9.83             10              1.51              1.49            1.07
 Year ended 10/31/2003                              18.19              4              1.65              1.50            1.18
 Period from 6/11/2002 to 10/31/2002               (13.50)             -  (7)         1.24               .58             .60
Class R-2:
 Six months ended 4/30/2005 (5)                      3.04             84              1.66 (6)          1.44 (6)        1.15 (6)
 Year ended 10/31/2004                               9.86             64              1.76              1.45            1.10
 Year ended 10/31/2003                              18.10             32              1.86              1.47            1.35
 Period from 5/31/2002 to 10/31/2002               (16.31)             3               .75               .61             .67
Class R-3:
 Six months ended 4/30/2005 (5)                      3.31            149               .97 (6)           .96 (6)        1.64 (6)
 Year ended 10/31/2004                              10.32            113              1.05              1.04            1.49
 Year ended 10/31/2003                              18.64             32              1.14              1.08            1.72
 Period from 6/6/2002 to 10/31/2002                (13.87)             2               .53               .43             .83
Class R-4:
 Six months ended 4/30/2005 (5)                      3.45             44               .70 (6)           .69 (6)        1.91 (6)
 Year ended 10/31/2004                              10.69             34               .70               .70            1.86
 Year ended 10/31/2003                              19.14             16               .73               .72            2.03
 Period from 6/27/2002 to 10/31/2002               (11.43)             - (7)           .53               .25             .84
Class R-5:
 Six months ended 4/30/2005 (5)                      3.64             83               .39 (6)           .38 (6)        2.22 (6)
 Year ended 10/31/2004                              11.04             62               .39               .39            2.18
 Year ended 10/31/2003                              19.50             52               .41               .41            2.53
 Period from 5/15/2002 to 10/31/2002               (16.98)            41               .18               .18            1.22

                                                                Six months ended
                                                                     April 30,               Year ended October 31
                                                                      2005(5)       2004     2003      2002      2001      2000

Portfolio turnover rate for all classes of shares                       11%          17%      24%       31%       45%       29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain
    reimbursements/waivers from CRMC.   During some of the periods shown, CRMC
    reduced fees for investment advisory services for all share classes.
    In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account       Ending account         Expenses paid         Annualized
                                                 value 11/1/2004      value 4/30/2005      during period(1)      expense ratio

Class A -- actual return                               $1,000.00            $1,034.94               $2.93                .58%
Class A -- assumed 5% return                            1,000.00             1,021.92                2.91                .58
Class B -- actual return                                1,000.00             1,031.48                6.90               1.37
Class B -- assumed 5% return                            1,000.00             1,018.00                6.85               1.37
Class C -- actual return                                1,000.00             1.030.84                7.30               1.45
Class C -- assumed 5% return                            1,000.00             1,017.60                7.25               1.45
Class F -- actual return                                1,000.00             1,034.47                3.48                .69
Class F -- assumed 5% return                            1,000.00             1.021.37                3.46                .69
Class 529-A -- actual return                            1,000.00             1,034.27                3.68                .73
Class 529-A -- assumed 5% return                        1,000.00             1,021.17                3.66                .73
Class 529-B -- actual return                            1,000.00             1,030.02                7.90               1.57
Class 529-B -- assumed 5% return                        1,000.00             1,017.01                7.85               1.57
Class 529-C -- actual return                            1,000.00             1,030.14                7.90               1.57
Class 529-C -- assumed 5% return                        1,000.00             1,017.01                7.85               1.57
Class 529-E -- actual return                            1,000.00             1,032.69                5.24               1.04
Class 529-E -- assumed 5% return                        1,000.00             1,019.64                5.21               1.04
Class 529-F -- actual return                            1,000.00             1,034.25                3.98                .79
Class 529-F -- assumed 5% return                        1,000.00             1,020.88                3.96                .79
Class R-1 -- actual return                              1,000.00             1,030.75                7.40               1.47
Class R-1 -- assumed 5% return                          1,000.00             1,017.50                7.35               1.47
Class R-2 -- actual return                              1,000.00             1,030.41                7.25               1.44
Class R-2 -- assumed 5% return                          1,000.00             1.017.65                7.20               1.44
Class R-3 -- actual return                              1,000.00             1,033.06                4.84                .96
Class R-3 -- assumed 5% return                          1,000.00             1,020.03                4.81                .96
Class R-4 -- actual return                              1,000.00             1,034.48                3.48                .69
Class R-4 -- assumed 5% return                          1,000.00             1,021.37                3.46                .69
Class R-5 -- actual return                              1,000.00             1,036.37                1.92                .38
Class R-5 -- assumed 5% return                          1,000.00             1,022.91                1.91                .38

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board of Directors has approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through March 31, 2006, as well as an amendment to the agreement adding an additional advisory fee breakpoint if and when the fund's net assets exceed $21 billion. Both the amendment and the renewal of the agreement were approved by the Board following the recommendation of the fund's Contracts Committee (the "committee"), which is composed of all of the fund's independent Directors. The information, material factors and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

1. Information received

Materials reviewed -- During the course of each year, the independent Directors receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment results; portfolio composition;
portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund's investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The committee discussed the renewal and amendment of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal and amendment of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources -- The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal, and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit the fund and its shareholders.

3. Investment performance

The Board and the committee considered the fund's unique, balanced pursuit of three investment objectives (current income, preservation of principal and growth of capital) and the investment results of the fund in light of these blended objectives. They compared the fund's total returns with the Lipper Multi-Cap Value Funds Index (the Lipper category that includes the fund) and the Lipper Growth & Income Funds Index (another relevant Lipper category given the fund's investment objectives, which might lead some to characterize it as a conservative growth and income fund). The Board and the committee noted that the fund's investment results approximated both indices for each of the one-, five- and 10-year periods ended October 31, 2004. However, they also reviewed information prepared by CRMC suggesting that the fund's returns over these same periods were achieved for materially less risks (measured by reference to volatility). As further confirmation of the fund's commitment to a relatively conservative blend of investment objectives, the Board and the committee also observed that, for the annual period ended October 31, 2004, the fund ranked first in yield among all funds in the Lipper Multi-Cap Value Funds Index, and second in yield among all funds in the Lipper Growth & Income Funds Index. The Board and the committee ultimately concluded that CRMC's performance record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. Advisory fees and total expenses

The Board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds in both the Lipper Multi-Cap Value Funds Index and the Lipper Growth & Income Funds Index. The Board and the committee observed that the fund's advisory fees and total expenses (each as a percentage of average net assets) were well below the median fee and expense levels of the other funds in both indices. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complex-wide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to the American Funds, and the more comprehensive regulatory regime applicable to mutual funds.

5. Adviser costs, level of profits and economies of scale

The Board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in the fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that the fund's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. Ancillary benefits

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, and that the amendment and renewal of the agreement was in the best interests of the fund and its shareholders.


OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.87 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.11 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete April 30, 2005, portfolio of American Mutual Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 mutual funds, consistent philosophy, consistent results

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
>  American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)



THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-903-0605P

Litho in USA BC/L/8079-S1931

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN MUTUAL FUND
Investment portfolio

April 30, 2005
                                                                      unaudited

                                                                                                                      Market value
Common stocks -- 83.86%                                                                               Shares                 (000)


ENERGY -- 8.07%
Ashland Inc.                                                                                         900,000          $     60,516
ChevronTexaco Corp.                                                                                2,938,900               152,823
ConocoPhillips                                                                                     1,566,589               164,257
Devon Energy Corp.                                                                                 2,000,000                90,340
Exxon Mobil Corp.                                                                                  3,335,000               190,195
Halliburton Co.                                                                                    1,200,000                49,908
Marathon Oil Corp.                                                                                 4,200,000               195,594
Schlumberger Ltd.                                                                                    440,200                30,113
Sunoco, Inc.                                                                                       1,468,100               145,724
Unocal Corp.                                                                                       2,580,400               140,761
                                                                                                                         1,220,231

MATERIALS -- 4.63%
Air Products and Chemicals, Inc.                                                                   1,200,000                70,476
Alcoa Inc.                                                                                         2,450,000                71,099
Dow Chemical Co.                                                                                   1,129,300                51,869
E.I. du Pont de Nemours and Co.                                                                      750,000                35,333
Georgia-Pacific Corp., Georgia-Pacific Group                                                       1,900,000                65,113
International Paper Co.                                                                            2,350,000                80,581
MeadWestvaco Corp.                                                                                 4,588,000               135,117
PPG Industries, Inc.                                                                                 750,000                50,662
Praxair, Inc.                                                                                      1,400,000                65,562
Sonoco Products Co.                                                                                1,500,000                40,635
Weyerhaeuser Co.                                                                                     500,000                34,305
                                                                                                                           700,752

INDUSTRIALS -- 9.81%
Boeing Co.                                                                                           750,000                44,640
Burlington Northern Santa Fe Corp.                                                                   650,000                31,363
Caterpillar Inc.                                                                                     350,000                30,818
Emerson Electric Co.                                                                               1,350,000                84,604
General Dynamics Corp.                                                                               185,000                19,434
General Electric Co.                                                                               8,351,000               302,306
Lockheed Martin Corp.                                                                              1,500,000                91,425
Manpower Inc.                                                                                      2,000,000                77,100
Norfolk Southern Corp.                                                                             5,606,500               176,044
Northrop Grumman Corp.                                                                             1,450,000                79,518
Pitney Bowes Inc.                                                                                  1,600,000                71,552
ServiceMaster Co.                                                                                  5,600,000                71,848
Tyco International Ltd.                                                                            4,500,000               140,895
Union Pacific Corp.                                                                                  350,000                22,375
United Parcel Service, Inc., Class B                                                                 742,500                52,948
United Technologies Corp.                                                                          1,500,000               152,580
Waste Management, Inc.                                                                             1,200,000                34,188
                                                                                                                         1,483,638

CONSUMER DISCRETIONARY -- 8.08%
Carnival Corp., units                                                                                875,000          $     42,770
Clear Channel Communications, Inc.                                                                 4,000,000               127,760
Dana Corp.                                                                                         2,170,000                24,781
Delphi Corp.                                                                                      13,200,000                43,560
Dow Jones & Co., Inc.                                                                                 96,800                 3,237
Ford Motor Co.                                                                                     2,900,000                26,419
Gap, Inc.                                                                                          1,500,000                32,025
General Motors Corp.                                                                               6,055,000               161,547
Genuine Parts Co.                                                                                  1,800,000                77,220
Knight-Ridder, Inc.                                                                                  500,000                32,350
Leggett & Platt, Inc.                                                                              2,950,000                79,532
Lowe's Companies, Inc.                                                                               810,000                42,209
Magna International Inc., Class A                                                                  1,780,000               108,811
Mattel, Inc.                                                                                       5,000,000                90,250
Newell Rubbermaid Inc.                                                                               500,000                10,865
NIKE, Inc., Class B                                                                                  150,000                11,522
Target Corp.                                                                                       1,700,000                78,897
TJX Companies, Inc.                                                                                5,850,000               132,503
VF Corp.                                                                                           1,150,000                65,079
Walt Disney Co.                                                                                    1,200,000                31,680
                                                                                                                         1,223,017

CONSUMER STAPLES -- 4.25%
Albertson's, Inc.                                                                                  2,700,000                53,433
Avon Products, Inc.                                                                                1,095,000                43,888
Coca-Cola Co.                                                                                      3,050,000               132,492
General Mills, Inc.                                                                                  600,000                29,640
H.J. Heinz Co.                                                                                     3,350,000               123,448
Kimberly-Clark Corp.                                                                               1,110,000                69,319
Kraft Foods Inc., Class A                                                                            700,000                22,687
PepsiCo, Inc.                                                                                        650,000                36,166
Procter & Gamble Co.                                                                                 132,600                 7,180
Sara Lee Corp.                                                                                     1,500,000                32,085
Walgreen Co.                                                                                       1,000,000                43,060
Wal-Mart Stores, Inc.                                                                              1,050,000                49,497
                                                                                                                           642,895

HEALTH CARE -- 9.71%
Abbott Laboratories                                                                                5,300,000               260,548
Applera Corp. - Applied Biosystems Group                                                           1,176,700                24,946
Becton, Dickinson and Co.                                                                            600,000                35,112
Bristol-Myers Squibb Co.                                                                           7,857,200               204,287
Eli Lilly and Co.                                                                                  4,105,000               240,019
Johnson & Johnson                                                                                  1,650,000               113,239
McKesson Corp.                                                                                     2,500,000                92,500
Medtronic, Inc.                                                                                    1,250,000                65,875
Merck & Co., Inc.                                                                                  4,450,000               150,855
Pfizer Inc                                                                                         3,308,100                89,881
Schering-Plough Corp.                                                                              1,471,700                30,715
Wyeth                                                                                              3,598,000               161,694
                                                                                                                         1,469,671

FINANCIALS -- 17.16%
Allstate Corp.                                                                                     1,200,000          $     67,392
American Express Co.                                                                                 750,000                39,525
American International Group, Inc.                                                                 2,829,000               143,855
Aon Corp.                                                                                          2,250,000                46,913
Bank of America Corp.                                                                              4,637,652               208,880
Bank of New York Co., Inc.                                                                         3,050,000                85,217
Citigroup Inc.                                                                                     6,210,000               291,622
Fannie Mae                                                                                         4,435,000               239,268
Freddie Mac                                                                                        3,000,000               184,560
J.P. Morgan Chase & Co.                                                                            5,446,000               193,279
Jefferson-Pilot Corp.                                                                              2,150,000               107,951
Lincoln National Corp.                                                                             1,167,900                52,520
Marsh & McLennan Companies, Inc.                                                                   1,500,300                42,053
National City Corp.                                                                                1,100,000                37,356
Regions Financial Corp.                                                                            2,500,000                83,725
St. Paul Travelers Companies, Inc.                                                                 4,950,000               177,210
SunTrust Banks, Inc.                                                                               1,475,000               107,424
U.S. Bancorp                                                                                       2,750,000                76,725
UnumProvident Corp.                                                                                7,900,000               132,088
Wachovia Corp.                                                                                       813,600                41,640
Washington Mutual, Inc.                                                                            3,300,000               136,356
Wells Fargo & Co.                                                                                  1,668,750               100,025
                                                                                                                         2,595,584

INFORMATION TECHNOLOGY -- 7.53%
Automatic Data Processing, Inc.                                                                    2,450,000               106,428
Electronic Data Systems Corp.                                                                      2,500,000                48,375
First Data Corp.                                                                                   1,200,000                45,636
Hewlett-Packard Co.                                                                               13,000,000               266,110
Intel Corp.                                                                                        1,900,000                44,688
International Business Machines Corp.                                                              3,335,000               254,727
Linear Technology Corp.                                                                            1,050,000                37,527
Microchip Technology Inc.                                                                          4,000,000               113,920
Microsoft Corp.                                                                                    6,385,000               161,541
Texas Instruments Inc.                                                                             2,400,000                59,904
                                                                                                                         1,138,856

TELECOMMUNICATION SERVICES -- 5.69%
ALLTEL Corp.                                                                                       1,000,000                56,960
AT&T Corp.                                                                                         7,434,600               142,224
BellSouth Corp.                                                                                    9,300,000               246,357
SBC Communications Inc.                                                                            6,000,000               142,800
Sprint Corp.                                                                                       7,707,000               171,558
Verizon Communications Inc.                                                                        2,800,000               100,240
                                                                                                                           860,139

UTILITIES -- 5.82%
Ameren Corp.                                                                                         300,000                15,510
American Electric Power Co., Inc.                                                                  3,700,000               130,314
Dominion Resources, Inc.                                                                             850,000                64,090
Duke Energy Corp.                                                                                  4,800,000               140,112
Exelon Corp.                                                                                       2,348,400               116,246
FirstEnergy Corp.                                                                                  1,620,000                70,502
Progress Energy, Inc.                                                                                950,000                39,891
Public Service Enterprise Group Inc.                                                                 800,000                46,480
Questar Corp.                                                                                      1,500,000                87,600
Southern Co.                                                                                       2,700,000                88,965
Xcel Energy Inc.                                                                                   4,745,000                81,519
                                                                                                                           881,229

MISCELLANEOUS -- 3.11%
Other common stocks in initial period of acquisition                                                                       469,845


Total common stocks (cost: $10,617,730,000)                                                                             12,685,857



                                                                                                   Shares or
Convertible securities -- 0.86%                                                             principal amount

INDUSTRIALS -- 0.10%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                        $10,000,000                14,725


CONSUMER DISCRETIONARY -- 0.19%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                    756,430                29,463


HEALTH CARE -- 0.09%
Baxter International Inc. 7.00% convertible preferred 2006                                           250,000 units          13,925


FINANCIALS -- 0.26%
Chubb Corp. 7.00% convertible preferred 2005                                                         400,000 units          11,940
Chubb Corp. 7.00% convertible preferred 2006                                                         350,000 units          10,444
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                                700,000 units          16,065
                                                                                                                            38,449

UTILITIES -- 0.22%
Ameren Corp. 9.75% ACES convertible preferred 2005                                                 1,200,000 units          33,708


Total convertible securities (cost: $136,634,000)                                                                          130,270



                                                                                            Principal amount
Bonds & notes -- 1.36%                                                                                 (000)


UTILITIES -- 0.07%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           $9,960                10,159



MORTGAGE-BACKED OBLIGATIONS -- 0.05%
Fannie Mae 6.00% 2017(1)                                                                               7,780                 8,070


GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.24%
Fannie Mae 6.00% 2005                                                                               $160,000         $     162,456
Fannie Mae 5.00% 2007                                                                                 25,000                25,483
                                                                                                                           187,939

Total bonds & notes (cost: $204,187,000)                                                                                   206,168




Short-term securities -- 13.48%

3M Co. 2.78% due 5/19/2005                                                                            13,600                13,581
American Express Credit Corp. 2.97% due 6/24/2005                                                     25,000                24,887
Bank of America Corp. 2.73%-2.97% due 5/4-6/28/2005                                                  108,800               108,566
BellSouth Corp. 2.78%-2.81% due 5/3-5/17/2005(2)                                                      46,000                45,958
CAFCO, LLC 2.82%-2.96% due 5/13-6/14/2005(2)                                                          97,500                97,313
Clipper Receivables Co., LLC 2.84%-3.02% due 5/12-6/3/2005(2)                                         78,000                77,847
Coca-Cola Co. 2.83%-2.90% due 5/27-6/17/2005                                                          80,600                80,371
Colgate-Palmolive Co. 2.89% due 5/24/2005(2)                                                          13,300                13,274
DuPont (E.I.) de Nemours & Co. 2.82%-2.92% due 5/25-6/17/2005                                        111,500               111,191
Exxon Project Investment Corp. 2.92% due 6/3/2005(2)                                                  17,500                17,452
FCAR Owner Trust I 2.95%-2.98% due 6/14-6/20/2005                                                     69,000                68,720
Federal Home Loan Bank 2.64%-2.92% due 5/6-7/5/2005                                                  197,480               196,929
First Data Corp. 2.90% due 5/17/2005                                                                  25,000                24,966
Freddie Mac 2.63%-2.94% due 5/2-6/30/2005                                                            181,900               181,364
Gannett Co. 2.81% due 5/23/2005(2)                                                                    15,500                15,472
General Electric Capital Corp. 2.93%-2.97% due 6/3-6/14/2005                                          51,200                51,031
Household Finance Corp. 2.70%-2.95% due 5/2-6/24/2005                                                 67,050                66,841
IBM Capital Inc. 2.88% due 5/26/2005(2)                                                               30,000                29,938
International Business Machines Corp. 2.805% due 5/26/2005                                            50,000                49,899
International Bank for Reconstruction and Development 2.85% due 6/20/2005                             50,000                49,802
International Lease Finance Corp. 2.97% due 6/7/2005                                                  50,000                49,843
Park Avenue Receivables Co., LLC 2.92% due 5/20/2005(2)                                               25,600                25,558
Preferred Receivables Funding Corp. 2.86% due 5/13/2005(2)                                            18,900                18,881
PepsiCo Inc. 2.76% due 5/10/2005(2)                                                                   24,600                24,581
Pfizer Inc 2.76%-2.93% due 5/16-5/26/2005(2)                                                          70,815                70,696
Procter & Gamble Co. 2.77%-2.91% due 5/13-6/16/2005(2)                                                87,900                87,687
Three Pillars Funding, LLC 2.85%-2.98% due 5/9-5/25/2005(2)                                          112,200               112,022
U.S. Treasury Bills 2.605%-2.71% due 5/5-6/9/2005                                                     87,400                87,271
Variable Funding Capital Corp. 2.83%-2.85% due 5/18-5/24/2005(2)                                      75,000                74,873
Wal-Mart Stores Inc. 2.75%-2.88% due 5/10-6/1/2005(2)                                                131,680               131,426
Wells Fargo & Co. 2.87% due 5/19/2005                                                                 30,000                30,000


Total short-term securities (cost: $2,038,211,000)                                                                       2,038,240

Total investment securities (cost: $12,996,762,000)                                                                     15,060,535
Other assets less liabilities                                                                                               66,463

Net assets                                                                                                             $15,126,998


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $842,978,000, which represented 5.57% of the net assets of the fund.



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.


By /s/ James K. Dunton
--------------------------------------
James K. Dunton, Vice Chairman and PEO

Date: July 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
--------------------------------------
James K. Dunton, Vice Chairman and PEO

Date: July 8, 2005



By /s/ Jeffrey P. Regal
-----------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: July 8, 2005